Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	DEBT
The Company’s short-term and long-term debt is secured by substantially all the assets of the Company and subject the Company to certain affirmative and negative covenants. Failure to comply with these covenants could result in an event of default, which may lead to an acceleration of the amounts owed and other remedies.
2015 Term Loan and Line of Credit
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On May 20, 2015, the Company entered into a Loan and Security Agreement with a lender (the “2015 Agreement”) to borrow a term loan up to $4.0 million (“2015 Term Loan”).
The Company borrowed the full $4.0 million term loan on September 23, 2016. The term loan matured on September 30, 2019. The Company was required to make 36 equal installment payments of principal starting October 2016 through September 2019. The term loan bore interest at a floating per annum rate equal to 1.0% above the prime rate published by Wall Street Journal (the “Prime Rate”). Interest was payable monthly. The Company repaid the 2015 Term Loan by September 2019. The agreement also allowed the Company to borrow under financing of eligible accounts, for up to $1.0 million (“2015 Account Financing”). The Company did not borrow any amount under the 2015 Account Financing.
On May 22, 2017, the Company amended and restated the 2015 Agreement with the lender (the “2015 Amended and Restated Agreement”) for an additional revolving line of credit up to $2.0 million. The line of credit bore interest at a floating per annum rate equal to 0.5% above the Prime Rate. The line of credit matured on May 22, 2019.
On October 26, 2017, the Company amended the 2015 Amended and Restated Agreement with the lender (the “2017 Amendment”) for an additional term loan up to $1.5 million (“2017 Term Loan”). The Company borrowed the full $1.5 million on November 3, 2017. The Company was required to make monthly interest-only payments starting December 2017 and 36 equal installment payments of principal starting October 2018 through September 2021. The term loan bore interest at a floating per annum rate equal to the greater of (a) 1.0% above the Prime Rate; and (b) 5.25%. Interest was payable monthly.
On September 16, 2019, the Company amended and restated the 2015 Amended and Restated Agreement and the 2017 Amendment with the lender (the “2017 Second Amended and Restated Agreement”). The agreement provided the Company with a term loan up to $3.0 million (“2019 Term Loan”). The loan must be first used to repay the prior term loan and accrued interest. The Company borrowed the full $3.0 million on September 16, 2019, and $1.0 million of the amount was used to repay in full the outstanding principal and interest under the 2017 Term Loan. The term loan matures on May 1, 2023. The Company was required to make 36 equal installments payments of principal, plus monthly payment of accrued interest starting in June 2020 through May 2023. The term loan bears interest at a floating per annum rate equal to the greater of (a) 1.0% above the Prime Rate and (b) 5.25%. The amendment also provided the Company with a revolving line of credit up to $3.0 million due in September 2020. The Company borrowed $3.0 million under the line of credit on September 27, 2019. The principal amount outstanding under the revolving line of credit bears interest at a floating per annum rate equal to the greater of (a) 0.5% above the Prime Rate and (b) 5.25%. Interest is payable monthly. The restructuring of the term loan was accounted for as an extinguishment. The loss on extinguishment was not material.
On April 28, 2020, the Company amended the 2017 Second Amended and Restated Agreement with the lender (the “2020 Amendment”) to increase the limit of the revolving line of credit from $3.0 million to $5.0 million and extend the maturity date of the revolving line to December 15, 2020. On December 22, 2020, the Company amended and extended the line of credit maturity date from December 15, 2020, through December 14, 2021. The interest rates for the term loan and the revolving line of credit were 5.25%. As of December 31, 2020, $3.0 million of principal was outstanding under the 2020 Amendment revolving line of credit. In July 2021, the Company repaid in full the Line of Credit of $3.0 million.
For years ended December 31, 2021 and 2020, the Company recorded $0.2 million and $0.3 million of interest expenses under the 2019 Term Loan and the Line of Credit. The Company repaid $2.4 million and $0.6 million of principal outstanding under the 2019 Term Loan during the years ended December 31, 2021 and 2020, respectively. The 2015 Term Loan was fully repaid as of September 30, 2021.
2018 Term Loan
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On April 20, 2018, the Company entered into a $10.0 million term loan agreement (the “2018 Agreement”) with a lender maturing on May 1, 2022. The loan was repayable in 48 monthly scheduled installments commencing on May 1, 2018. The Company was required to make interest-only payments for the first 12 months starting May 2018 and thereafter to make 36 equal installment payments through the maturity date of the loan. The interest rate was fixed at 11.5% per annum.
The Company accreted the final payment liability up to the redemption amount as part of the 2018 Agreement term loan balance and recognized interest expense over the term of the loan.
The Company incurred certain debt issuance costs in connection with the above loan agreements. Such cost was capitalized against the loan proceeds. The Company also issued warrants to purchase common stock in conjunction with the above loan agreements. The Company determined the fair value of the warrants using the Black-Scholes option-pricing model, which was recorded to additional paid-in
capital and an adjustment against the loan proceeds. The debt issuance cost was capitalized and amortized as interest expense over the initial term of the agreement.
For the years ended December 31, 2021 and 2020, the Company recorded $0.3 million and $0.8 million of interest expense, respectively, and repaid $5.6 million and $3.2 million of principal outstanding under the 2018 Agreement, respectively. As of December 31, 2020, there was $5.1 million of principal outstanding under the 2018 Agreement. The amount repaid in the year ended December 31, 2021 included a $0.5 million required final payment fee pursuant to the 2018 Agreement and $0.1 million prepayment fee as the Company fully repaid the 2018 Term Loan in July 2021. The Company recorded $0.1 million loss on the extinguishment for the year ended December 31, 2021.
2020 Term Loan
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On February 20, 2020, the Company entered into a $2.0 million term loan agreement (“2020 Term Loan”) with a lender. The loan was provided under two facilities: facility A was comprised of $1.0 million maturing in 36 months, and facility B was comprised of $1.0 million maturing in 30 months. On April 17, 2020, the Company borrowed $1.0 million from facility A, and on October 12, 2020 the Company borrowed the full $1.0 million from facility B. In addition to the principal payment, both loan facilities require a fixed monthly coupon payment. The aggregated annual coupon payment was $0.1 million. The principal was payable in 24 equal installments commencing on May 31, 2021 through April 30, 2023. The interest rate was fixed at 4.75% per annum.
The Company incurred certain debt issuance costs in connection with the above loan agreements. Such cost was capitalized against the loan proceeds. The Company also issued warrants to purchase common stock in conjunction with the above loan agreements. The Company determined the fair value of the warrants using the Black-Scholes option-pricing model, which is recorded to additional paid-in
capital and an adjustment against the loan proceeds. The debt issuance costs were amortized as additional interest expense over the term of the agreement.
For the years ended December 31, 2021 and 2020, the Company recorded $0.2 million and $0.1 million of interest expense, respectively. The Company started repayment of principal in May 2021 and repaid $2.0 million of principal outstanding in year ended December 31, 2021. The Company fully repaid the 2020 Term Loan and recorded $0.1 million loss on the 2018 Term Loan extinguishment for year ended December 31, 2021. For the year ended December 31, 2020, the Company did not repay any principal outstanding under the 2020 Term Loan.
2020 Note
—In April 2020, the Company entered into a Paycheck Protection Program Note (“PPP Note”) for $4.3 million pursuant to the PPP under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act administered by the U.S. Small Business Administration (“SBA”). The term of the PPP Note was two years with a maturity date in April 2022 and contained a fixed annual interest rate of 1.0%. Principal and interest were payable monthly and could be prepaid by the Company at any time prior to maturity with no prepayment penalties. The Company repaid in full the PPP Note in May 2020. The Company recorded $0.1 million of interest expense for year ended December 31, 2020.
The Company fully repaid all debt as of December 31, 2021. Debt obligations as of December 31, 2020, consisted of the following (in thousands):

December 31, 2020
Line of credit	$3,000
2019 term loan	2,417
2018 term loan	5,650
2020 term loan	2,000

Total debt	$13,067
Less: unamortized debt discount	(350)

Total debt, net of debt discount	12,717
Less: Current portion of long-term debt	(8,215)

Long-term debt	$4,502